Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - ZAR (R) R / shares in Units, R in Millions									12 Months Ended
	Oct. 13, 2025	Sep. 15, 2025	Apr. 14, 2025	Oct. 14, 2024	Sep. 17, 2024	Apr. 15, 2024	Oct. 16, 2023	Aug. 15, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Dividends per share, ordinary shares	R 1.55		R 2.27	R 0.94		R 1.47	R 0.75		R 3.21	R 2.22	R 0.22
Dividend declared	R 986		R 1,442	R 596		R 930	R 464		R 2,038	R 1,394	R 136
Dividends paid, other shares		R 22			R 15			R 9
Tswelopele Beneficiation Operation Proprietary Limited
Earnings per share [abstract]
Dividends paid to non-controlling interests									R 62	R 43	R 18